Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Unrealized gains (losses) on derivatives designated as cash flow hedges, tax	$ 0	$ 0
Realized (gains) losses on derivatives designated as cash flow hedges, tax	0	0
Currency translation adjustments, tax	0	0
Actuarial gain (loss) on post-employment benefit obligations, tax	1	(3)
Net unrealized change on equity investments, tax	$ (38)	$ 0